Exhibit 99.1

World Omni Auto Receivables Trust 2019-C
Monthly Servicer Certificate
September 30, 2021

Dates Covered
Collections Period	09/01/21 - 09/30/21
Interest Accrual Period	09/15/21 - 10/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/21	421,213,460.75	25,427
Yield Supplement Overcollateralization Amount 08/31/21	10,959,598.48	0
Receivables Balance 08/31/21	432,173,059.23	25,427
Principal Payments	20,913,516.95	1,030
Defaulted Receivables	473,269.01	22
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/21	10,211,950.63	0
Pool Balance at 09/30/21	400,574,322.64	24,375

Pool Statistics	$ Amount	# of Accounts
Pool Factor	36.50%
Prepayment ABS Speed	1.52%
Aggregate Starting Principal Balance	1,125,526,442.29	48,208

Delinquent Receivables:
Past Due 31-60 days	3,978,134.61	198
Past Due 61-90 days	821,410.50	45
Past Due 91-120 days	197,529.65	13
Past Due 121+ days	0.00	0
Total	4,997,074.76	256

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.22%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.25%
Delinquency Trigger Occurred	NO

Recoveries	450,248.01
Aggregate Net Losses/(Gains) - September 2021	23,021.00
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.06%
Prior Net Losses Ratio	0.03%
Second Prior Net Losses Ratio	0.39%
Third Prior Net Losses Ratio	0.00%
Four Month Average	0.12%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.66%

Overcollateralization Target Amount	5,399,680.85
Actual Overcollateralization	5,399,680.85
Weighted Average Contract Rate	4.62%
Weighted Average Contract Rate, Yield Adjusted	6.21%
Weighted Average Remaining Term	42.02

Flow of Funds	$ Amount
Collections	23,034,602.52
Investment Earnings on Cash Accounts	76.35
Servicing Fee	(360,144.22)
Transfer to Collection Account	-
Available Funds	22,674,534.65

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	604,466.67
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,400.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	32,400.00
(7) Noteholders' Third Priority Principal Distributable Amount	15,239,457.26
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,399,680.85
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,339,129.87

Total Distributions of Available Funds	22,674,534.65

Servicing Fee	360,144.22
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,028,630,000.00
Original Class B	32,400,000.00
Original Class C	16,200,000.00

Total Class A, B, & C
Note Balance @ 09/15/21	415,813,779.90
Principal Paid	20,639,138.11
Note Balance @ 10/15/21	395,174,641.79

Class A-1
Note Balance @ 09/15/21	0.00
Principal Paid	0.00
Note Balance @ 10/15/21	0.00
Note Factor @ 10/15/21	0.0000000%

Class A-2a
Note Balance @ 09/15/21	0.00
Principal Paid	0.00
Note Balance @ 10/15/21	0.00
Note Factor @ 10/15/21	0.0000000%

Class A-2b
Note Balance @ 09/15/21	0.00
Principal Paid	0.00
Note Balance @ 10/15/21	0.00
Note Factor @ 10/15/21	0.0000000%

Class A-3
Note Balance @ 09/15/21	286,913,779.90
Principal Paid	20,639,138.11
Note Balance @ 10/15/21	266,274,641.79
Note Factor @ 10/15/21	79.0672096%

Class A-4
Note Balance @ 09/15/21	80,300,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	80,300,000.00
Note Factor @ 10/15/21	100.0000000%

Class B
Note Balance @ 09/15/21	32,400,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	32,400,000.00
Note Factor @ 10/15/21	100.0000000%

Class C
Note Balance @ 09/15/21	16,200,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	16,200,000.00
Note Factor @ 10/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	696,266.67
Total Principal Paid	20,639,138.11
Total Paid	21,335,404.78

Class A-1
Coupon	1.90481%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.08375%
Coupon	0.31375%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.96000%
Interest Paid	468,625.84
Principal Paid	20,639,138.11
Total Paid to A-3 Holders	21,107,763.95

Class A-4
Coupon	2.03000%
Interest Paid	135,840.83
Principal Paid	0.00
Total Paid to A-4 Holders	135,840.83

Class B
Coupon	2.20000%
Interest Paid	59,400.00
Principal Paid	0.00
Total Paid to B Holders	59,400.00

Class C
Coupon	2.40000%
Interest Paid	32,400.00
Principal Paid	0.00
Total Paid to C Holders	32,400.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.6463491
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.1594535
Total Distribution Amount	19.8058026

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.3915308
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	61.2855602
Total A-3 Distribution Amount	62.6770910

A-4 Interest Distribution Amount	1.6916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6916666

B Interest Distribution Amount	1.8333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8333333

C Interest Distribution Amount	2.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	738.38
Noteholders' Principal Distributable Amount	261.62

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/21	2,699,840.43
Investment Earnings	57.91
Investment Earnings Paid	(57.91)
Deposit/(Withdrawal)	-
Balance as of 10/15/21	2,699,840.43
Change	-

Required Reserve Amount	2,699,840.43

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,754,910.61	$1,761,399.24	$1,444,129.98
Number of Extensions	83	78	63
Ratio of extensions to Beginning of Period Receivables Balance	0.41%	0.39%	0.30%